Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 31-1537655-010
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan
The following brief description of the Marathon Petroleum Thrift Plan (the “Plan”) is provided for general informational purposes only. Plan participants should refer to the Summary Plan Description or the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution retirement plan sponsored by Marathon Petroleum Company LP (the “Company”). The Plan generally covers employees of the Company and other related employers that the Company has authorized to participate in the Plan. Eligible employees may participate in the Plan by electing to make contributions in accordance with procedures established by the Plan Administrator. Effective April 8, 2024, newly hired and rehired eligible employees are automatically enrolled in the Plan, unless they affirmatively opt-out of making contributions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is a safe harbor type plan under Section 401(k)(12) of the Internal Revenue Code of 1986, as amended (“Code”).
Contributions
Participants may contribute up to a total of 75% of their eligible pay to the Plan in the form of pre-tax, Roth, after-tax and catch-up contributions, provided the amounts do not exceed the annual Code limits. Participants who are “highly compensated employees” within the meaning of Section 414(q) of the Code may contribute only up to 6% of their eligible pay in the form of after-tax contributions. Only those participants who are at least age 50 during the Plan Year (the calendar year) may make catch-up contributions. Effective January 1, 2026, if a catch-up eligible participant’s prior year W-2 wages from the Company or an affiliate thereof exceed a dollar threshold (for 2026 the threshold is $150,000 in 2025 W-2 wages), the participant may only make catch-up contributions on a Roth basis and once the participant’s deferrals reach the regular deferrals limit for the year (for 2026 the limit is $24,500) any catch-up contributions made by the participant for that year will automatically be deemed to be Roth type catch-up contributions. All contributions are subject to Plan restrictions and limitations under the Code, including the annual compensation limit under Section 401(a)(17) of the Code. Participants may also make rollover contributions or direct-plan transfer contributions in accordance with the terms of the Plan.
The Company makes matching contributions on eligible participant contributions up to a maximum of 6% of eligible pay at the rate of $1.17 per dollar contributed.
Effective January 1, 2024, participants who make qualified student loans payments (“QSLPs”) during a Plan Year (the calendar year) are eligible to have those QSLPs treated as elective deferrals eligible for matching contributions under the Plan.
Valuation of Participant Accounts
Each participant’s Plan account is (a) credited with the participant’s contributions and allocations of the Company’s contributions and Plan earnings (losses) based on the participant’s relative investment holdings, and (b) charged with an allocation of investment and administrative expenses, as applicable. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are fully and immediately vested in their contributions and Company matching contributions made on or after January 1, 2016, plus actual earnings thereon. For Company matching contributions made prior to January 1, 2016: (1) participants who were actively employed by the Company or an affiliate thereof on August 1, 2024, and who were not fully vested in such contributions prior to August 1, 2024, are fully vested in such contributions, effective August 1, 2024; and (2) all other participants generally become fully vested in these Company contributions, plus actual earnings thereon, upon the earliest of the following: upon retirement under the Marathon Petroleum Retirement Plan (a separate tax-qualified retirement plan maintained by the Company); upon death or disability while actively employed; after three years of service with the Company or its affiliates; upon attainment of age 65 while actively employed; or upon termination or partial termination of the Plan. Certain employer nonelective contributions and employer matching contributions previously made under the merged Andeavor 401(k) Plan and the merged Andeavor Retail 401(k) Plan remain subject to separate vesting schedules that were provided under such merged plans and that were incorporated into the Plan as part of the plans’ merger. For Company nonelective contributions previously made for certain Speedway LLC employees: (1) participants who were actively employed by the Company or an affiliate thereof on August 1, 2024, and who were not fully vested in such contributions prior to August 1, 2024, are fully vested in such contributions, effective August 1, 2024; and (2) all other participants generally become fully vested in such contributions, plus actual earnings thereon upon the earliest of the following: upon death or disability of an actively employed participant; after three years of service with Speedway LLC or its affiliates; upon attainment of age 65 while actively employed; or upon the termination or partial termination of the Plan.
Participant Loans
Participants may borrow from their Plan accounts a minimum of $500 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. A participant is limited to two outstanding loans. The loans are collateralized by the balance in the participants’ accounts and bear interest rates that currently range from 3.25% to 9.50%, determined in accordance with Plan provisions. Principal and interest are paid ratably through payroll deductions for active employees and through ACH payments for participants not receiving pay and terminated participants.
Hardship Withdrawals
Active participants may take hardship withdrawals from the portion of their Plan accounts consisting of elective deferrals, rollovers and after-tax contributions if they incur immediate and severe financial needs (as defined in the Plan document) that cannot be met through other available withdrawal options in the Plan, including available participant loan provisions. Hardship withdrawals cannot be taken from participants’ other Plan account portions. The amount of the hardship withdrawal cannot exceed the amount of the financial need plus an additional amount to cover taxes and any anticipated penalties. Participants may continue their contributions to the Plan and receive the Company matching contributions on those contributions without interruption after the effective date of their hardship withdrawal.
Payment of Benefits
A participant whose employment is terminated may elect to receive a lump-sum distribution of the participant’s account or may elect to defer the commencement of benefits until a date no later than the April 1 immediately following the calendar year in which such participant attains age 73. As permitted by the Code, mandatory distributions in excess of $1,000 and no more than $7,000 require automatic rollover to an IRA for participants who fail to make an active election otherwise available under the Plan. Participants, excluding alternate payees, may withdraw all or any portion of the remaining balance in his or her account subject to certain restrictions. An installment settlement option is available to terminated participants and spouse beneficiaries subject to certain requirements and restrictions.
Forfeitures
Non-vested participants who terminate employment with the Company and its affiliates will forfeit their unvested pre-2016 Company matching contributions, any unvested merged plan employer nonelective and employer matching contributions, and any unvested employer nonelective contributions made for certain Speedway LLC employees, and earnings thereon when either of the following takes place: (1) they remove their participant contributions from the Plan or (2) they do not return to employment with the Company or any of its affiliates within five years of termination. Forfeited amounts and earnings thereon are eligible for reinstatement, should a participant return to employment with the Company or any of its affiliates prior to the limitation provided for under the Plan. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $9,694 and $88,941, respectively. No forfeitures were used to reduce certain Plan fees in 2025 or 2024.
Investment Options
A participant may direct the investment of the contributions allocated to the participant’s Plan account in any of the Plan’s investment options.